Assets by Contractual Maturity - Summary of Assets By Contractual Maturity (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks		€ 49,987	[1]	€ 21,989	[1],[2]	€ 18,144
Loans and advances to banks		30,422	[1]	28,811	[1],[2]	28,858
Financial assets at fair value through profit or loss
- trading assets	[1]	50,152		116,748	[2]
Positive fair values outstanding (Non-trading derivative assets)	[1]	2,664		2,231	[2]
- designated as at fair value through profit or loss	[1]	2,887		4,242	[2]
- mandatorily at fair value through profit or loss	[1]	64,783
Investments
- available-for-sale	[2]			69,730
- held-to-maturity	[2]			9,343
Financial assets at fair value through other comprehensive income	[1]	31,223
Financial assets at amortised cost	[1]	47,276
Loans and advances to customers		589,653		571,909	[1],[2]
Intangible assets		1,839		1,469	[2]
Other assets		10,854	[3]	14,517	[2],[4]
Remaining assets (for which maturities are not applicable)	[5]	2,861		2,889	[2]
Total assets		884,603	[1]	843,878	[1],[2]	€ 842,216
Equity securities [member]
Investments
Financial assets at fair value through other comprehensive income		3,228
Debt securities [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks	[2]			265
Financial assets at fair value through profit or loss
- trading assets		5,213		7,477	[2]
- designated as at fair value through profit or loss		2,114		1,739	[2]
- mandatorily at fair value through profit or loss		1,103
Investments
- available-for-sale	[2]			65,747
- held-to-maturity	[2]			9,343
Financial assets at fair value through other comprehensive income		25,616
Financial assets at amortised cost		47,276
Loans and advances to customers	[2]			5,099
Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income		2,379
Less than 1 month [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks	[6]	49,987		21,989	[2]
Loans and advances to banks	[6]	15,864		13,929	[2]
Financial assets at fair value through profit or loss
- trading assets	[6]	15,815		63,857	[2]
Positive fair values outstanding (Non-trading derivative assets)	[6]	274		124	[2]
- designated as at fair value through profit or loss	[6]	265		488	[2]
- mandatorily at fair value through profit or loss	[6]	48,240
Investments
- available-for-sale	[2],[6]			1,319
- held-to-maturity	[2],[6]			1,020
Financial assets at amortised cost	[6]	1,126
Loans and advances to customers	[6]	55,736		62,842	[2]
Intangible assets	[6]	0
Other assets	[6]	6,894	[3]	8,520	[2],[4]
Total assets	[6]	194,516		174,088	[2]
Less than 1 month [member] | Equity securities [member]
Investments
Financial assets at fair value through other comprehensive income	[6]	0
Less than 1 month [member] | Debt securities [member]
Investments
Financial assets at fair value through other comprehensive income	[6]	272
Less than 1 month [member] | Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income	[6]	42
1-3 months [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks		0		0	[2]
Loans and advances to banks		3,693		5,137	[2]
Financial assets at fair value through profit or loss
- trading assets		6,032		14,016	[2]
Positive fair values outstanding (Non-trading derivative assets)		323		147	[2]
- designated as at fair value through profit or loss		208		967	[2]
- mandatorily at fair value through profit or loss		9,047
Investments
- available-for-sale	[2]			2,313
- held-to-maturity	[2]			127
Financial assets at amortised cost		2,537
Loans and advances to customers		17,689		18,414	[2]
Other assets		165	[3]	1,517	[2],[4]
Total assets		40,024		42,638	[2]
1-3 months [member] | Debt securities [member]
Investments
Financial assets at fair value through other comprehensive income		234
1-3 months [member] | Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income		97
3-12 months [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks		0		0	[2]
Loans and advances to banks		4,830		5,224	[2]
Financial assets at fair value through profit or loss
- trading assets		8,123		12,667	[2]
Positive fair values outstanding (Non-trading derivative assets)		173		213	[2]
- designated as at fair value through profit or loss		784		1,839	[2]
- mandatorily at fair value through profit or loss		5,325
Investments
- available-for-sale	[2]			4,301
- held-to-maturity	[2]			657
Financial assets at amortised cost		2,737
Loans and advances to customers		39,213		40,350	[2]
Intangible assets		120		92	[2]
Other assets		2,447	[3]	2,479	[2],[4]
Total assets		65,604		67,822	[2]
3-12 months [member] | Debt securities [member]
Investments
Financial assets at fair value through other comprehensive income		1,597
3-12 months [member] | Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income		254
1-5 years [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks		0		0	[2]
Loans and advances to banks		5,599		3,931	[2]
Financial assets at fair value through profit or loss
- trading assets		9,276		12,619	[2]
Positive fair values outstanding (Non-trading derivative assets)		1,059		789	[2]
- designated as at fair value through profit or loss		635		351	[2]
- mandatorily at fair value through profit or loss		1,238
Investments
- available-for-sale	[2]			31,852
- held-to-maturity	[2]			2,975
Financial assets at amortised cost		22,169
Loans and advances to customers		176,448		163,360	[2]
Intangible assets		481		367	[2]
Other assets		637	[3]	1,157	[2],[4]
Total assets		231,974		217,401	[2]
1-5 years [member] | Debt securities [member]
Investments
Financial assets at fair value through other comprehensive income		13,409
1-5 years [member] | Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income		1,023
Over 5 Years [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks		0		0	[2]
Loans and advances to banks		437		590	[2]
Financial assets at fair value through profit or loss
- trading assets		10,906		13,589	[2]
Positive fair values outstanding (Non-trading derivative assets)		835		958	[2]
- designated as at fair value through profit or loss		994		597	[2]
- mandatorily at fair value through profit or loss		723
Investments
- available-for-sale	[2]			25,962
- held-to-maturity	[2]			4,564
Financial assets at amortised cost		18,708
Loans and advances to customers		300,567		286,943	[2]
Other assets		497	[3]	535	[2],[4]
Total assets		344,732		333,738	[2]
Over 5 Years [member] | Debt securities [member]
Investments
Financial assets at fair value through other comprehensive income		10,103
Over 5 Years [member] | Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income		962
Maturity not applicable [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks		0		0	[2]
Loans and advances to banks		0		0	[2]
Financial assets at fair value through profit or loss
- trading assets		0		0	[2]
Positive fair values outstanding (Non-trading derivative assets)		0		0	[2]
- designated as at fair value through profit or loss		0		0	[2]
- mandatorily at fair value through profit or loss		210
Investments
- available-for-sale	[2]			3,983
Intangible assets		1,238		1,010	[2]
Other assets		214	[3]	309	[2],[4]
Remaining assets (for which maturities are not applicable)	[5]	2,861		2,889	[2]
Total assets		7,751		€ 8,191	[2]
Maturity not applicable [member] | Equity securities [member]
Investments
Financial assets at fair value through other comprehensive income		€ 3,228

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[3]	Includes Other assets , Assets held for sale, and Current and Deferred tax assets as presented in the Consolidated statement of financial position.
[4]

Includes Other assets and Current and Deferred tax assets , commodities, and precious metals (which have no maturity) as presented in the Consolidated statement of financial position. ‘Other assets’ adjusted to conform to the current year presentation.

[5]

Included in remaining assets for which maturities are not applicable are property and equipment , and investments in associates and joint ventures . Due to their nature remaining assets consist mainly of assets expected to be recovered after more than 12 mon ths.

[6]	Includes assets on demand.